NOTES PAYABLE	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 7 – NOTES PAYABLE

The following table provides a summary of the Company’s outstanding debt as of December 31, 2022:

	Principal balance	Accrued interest	Fair value adjustment	Net debt balance
2022 Notes	$3,905,264	$10,544	$287,771	$4,203,579
Financed insurance	195,273	7,906	-	203,179
Total	$4,100,537	$18,450	$287,771	$4,406,758

The following table provides a summary of the Company’s outstanding debt as of December 31, 2021:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2021 Notes	$13,647,341	$159,435	$2,993,061	$16,799,837
Financed insurance	385,187	4,082	-	389,269
Total	$14,032,528	$163,517	$2,993,061	$17,189,106

The interest expense recognized for notes payable (excluding the 2022 and 2021 Notes) was as follows:

	Year Ended December 31,
	2022	2021
Stated interest accrual	$9,909	$251,857
Debt discount amortization	-	945,969
Total	$9,909	$1,197,826

2021 Notes

On September 24, 2021, the Company entered into an agreement with institutional investors to issue the 2021 Notes. The agreement provides for two closings: the first closing for $5.3 million (resulting in net proceeds of $4.6 million) which closed on September 24, 2021 (the “First Closing”). The second closing for $10.6 million (resulting in net proceeds of $9.4 million) which closed on November 5, 2021 (the “Second Closing”).

The proceeds of the sale of the securities shall be used for working capital purposes subject to certain customary restrictions and secured by the Company’s rights to its patents and licenses. The Company may not issue any additional debt or equity without the prior written consent of the holders.

The 2021 Notes mature on June 23, 2023 for the first closing, and August 4, 2023 for the second closing. The notes bear interest at a rate of 5% per annum, in addition to an original issue discount of 6%. The interest may be settled in cash or shares at the option of the Company and is payable together with monthly redemptions of the outstanding principal amount of the debt.

The Company elected to apply the fair value option to the measurement of the 2021 Notes. The total initial fair value of the debt at issuance was $15.9 million. The Company recorded total issuance costs of $1.9 million representing investment banking and legal fees of $1.0 million and original issue discounts of $0.9 million. The fair value measurement includes the assumption of accrued interest and interest expense (at the stated rate plus an 8% cash settlement premium) and thus a separate amount is not reflected on the consolidated statements of operations. If presented separately, the total amount of interest expense (after consideration of the conversions) for the year-ended December 31, 2022 would be $0.2 million.

After multiple conversions (at original contract terms and at amended reduced conversion prices) since issuance the Company recognized a change in fair value of convertible notes of $2.7 million (gain) for the period ended December 31, 2022 primarily due to reductions in the Company’s stock price.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

The following table provides a summary of the Company’s 2021 Note conversions during the year ended December 31, 2022:

	Shares	Weighted Average Conversion Price	Conversion Value
During the year ended December 31, 2022	70,773	$191.06	$13,521,834

On August 8, 2022, the parties agreed to modify the conversion price of the remaining 2021 Notes from $187.20 to $84.00 until October 1, 2022, with any remaining balance payable in cash on October 10, 2022. On September 20, 2022, the parties agreed to modify the conversion price of the remaining 2021 notes from $84.00 to $55.20 for the period from September 20, 2022 until September 30, 2022. The Company recorded an inducement expense equal to the excess fair value of the consideration transferred (utilizing the number of shares transferred multiplied by the average of the high/low price on the conversion date) above the securities that would have been issued under the original conversion terms. The total loss on debt conversions was $4.0 million, for the period ended December 31, 2022, and is reflected in other income (expense), net. Included in the loss on debt conversions was $1.0 million related to the inducement expense for the period ended December 31, 2022. The remaining 2021 Notes became due and payable on October 10, 2022, at which time they were satisfied with cash ($0.4 million).

2022 Notes

On June 30, 2022, the Company entered into an $8.0 million convertible financing agreement with institutional investors. The agreement provided for two closings, each for notes payable of $4.24 million (resulting in gross cash proceeds of $4.0 million). Funds were received for the first closing on July 1, 2022 and for the second closing on August 9, 2022.

On the issuance date, the Company assessed the probability of the potential settlement scenarios under the terms of the 2022 Notes and determined that the predominant settlement feature of the 2022 Notes was the redemption feature into shares of the Company’s common stock issuable at the lower of the conversion price or 92% of the average of the three lowest VWAPs in the 10 trading days immediately preceding the redemption date. As the predominant settlement feature of the 2022 Notes is to settle a fixed monetary amount into a variable number of shares, the 2022 Notes fell within the scope of ASC 480. Accordingly, the Company determined that the 2022 Notes should be recorded at estimated fair value on its issuance date and adjusted to its estimated fair value as of each reporting date with the change in estimated fair value recorded as a component other income (expense) in the Company’s consolidated statements of operations.

The Company recorded the 2022 Notes at an initial fair value of $12.09 million which included a loss upon issuance of $3.6 million due to the current share price at issuance exceeding the conversion price. Additionally, the Company recorded issuance costs of $1.1 million representing a 6% original issue discount of $0.5 million, $0.6 million of legal and investment banking fees, which are included in other income (expense) on the consolidated statement of operations. After several conversions since issuance, the Company reflected the remaining balance due as of December 31, 2022 at fair value and recognized a change in fair value of convertible notes of $3.1 million (gain) for the period ended December 31, 2022 primarily due to reductions in the Company’s stock price since issuance.

The December 31, 2022 fair value measurement includes the assumption of accrued interest and interest expense (at the stated rate plus an 8% cash settlement premium) and thus a separate amount is not reflected on the consolidated statements of operations. If presented separately, the amount of interest expense after consideration of the conversions would be $0.2 million for the year ended December 31, 2022.

The 2022 Notes are convertible into common stock, at a per share conversion price equal to $130.80, a 10% premium to the average price of the common stock for the three trading days prior to the first closing. Under the Notes, commencing on September 29, 2022 and continuing monthly on the first day of each month beginning November 1, 2022, the Company is obligated to redeem one fifteenth (1/15th) of the original principal amount under the applicable Note, plus accrued but unpaid interest. The Company may elect to pay all or part of the redemption amount in cash with a premium of 8% or in conversion shares of common stock based on a conversion price equal to the lesser of (i) the conversion price and (ii) 92% of the average of the three lowest VWAPs (as defined) during the ten consecutive trading days ending on the trading day that is immediately prior to the applicable redemption date, but in no event may the Company pay the redemption amount in conversion shares of common stock unless the conversion price is at least equal to $24.072 and the Company has been in compliance with customary requirements under the agreement, unless waived in writing by the holder.

In connection with each of the first and second closings of the 2022 Notes the Company also issued warrants to purchase 19,447 shares of the Company’s common stock. The warrants have an exercise price of $170.04, a 30% premium to the conversion price, and are exercisable for five years following issuance of the 2022 Notes. The issuance of these warrants required the Company to reduce the conversion price of the 2021 Notes and the exercise price of the outstanding warrants associated with the 2021 Notes to $187.20.

The proceeds of the 2022 Notes will be used for working capital purposes subject to certain customary restrictions are secured by the Company’s rights to its patents and licenses. The Company is restricted from issuing certain additional debt or equity without the prior written consent of the holders for certain specified periods set forth in the 2022 Notes. If, at any time while the 2022 Notes are outstanding, the Company carries out one or more capital raises in excess of $5.0 million, the holder has the right to require the Company to use up to 20% of the gross proceeds of such transaction to redeem all or a portion of the convertible notes for an amount in cash equal to the cash Mandatory Redemption Amount (i.e., 108% of outstanding principal and unpaid interest). The Company triggered this provision in connection with the public offering of securities in December of 2022, the resulting principal payments and interest were reflected as a reduction to the outstanding balance of the 2022 Notes. The 8% premium was paid in cash and is reflected as interest expense within the consolidated statement of operations.

The 2022 Notes mature on December 29, 2023 and February 7, 2024, for the first and second closings, respectively. The notes bear interest at a rate of 6% per annum, in addition to an original issue discount of 6%. The interest may be settled in cash or shares at the option of the Company and is payable together with monthly redemptions of the outstanding principal amount of the debt.

The following table provides a summary of the Company’s 2022 Notes conversions during the year ended December 31, 2022:

		Weighted Average	Conversion
	Shares	Conversion Price	Value
During the year ended December 31, 2022	111,226	$36.06	$4,011,035

Financed Insurance Premiums

During the year ended December 31, 2022, the Company financed its directors’ and officers’ liability insurance in the amount of $399,949, of which $203,179 remains outstanding at December 31, 2022. The Company will pay a total of $9,402 in interest from inception through March 2023 when the note will be paid in full. The Company expensed $7,905 of interest for the year ended December 31, 2022.